Accounts Receivable, Net	12 Months Ended
Sep. 30, 2024
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

5 ACCOUNTS RECEIVABLE, NET

As of September 30, 2023 and 2024, accounts receivable and allowance for credit losses consisted of the following:

	As of September 30,
	2023	2024
Accounts receivable	$4,134,980	$8,427,934
Less: allowance for credit losses	(354,907)	(116,441)
Accounts receivable, net	$3,780,073	$8,311,493

Accounts receivable are considered overdue after 180 days, the general credit term the Company offers to customers. As of September 30, 2023 and 2024, the overdue accounts receivable, net of allowance for credit losses, ageing between 180 days and one year was $1,081,910 and $130,836, respectively.

The movement is the allowance for credit losses for the years ended September 30, 2023 and 2024:

	Year Ended September 30,
	2023	2024
Balance at beginning of year	$1,059,523	$354,907
Changes in credit losses	497,507	1,097,951
Write-off	-	(1,343,952)
Decrease from disposal of Tianjin Dilang	(1,198,954)	-
Foreign currency translation adjustment	(3,169)	7,535
Balance at the end of year	$354,907	$116,441

For the years ended September 30, 2022, 2023 and 2024, the Company recorded credit losses of $1,037,279, $497,507 and $1,097,951 from continuing operations and $79,877, nil and nil from discontinued operation.